Related Party Transactions (Details) - USD ($)						1 Months Ended							6 Months Ended		8 Months Ended
	Aug. 27, 2021	Aug. 26, 2021	Feb. 08, 2021	Jan. 07, 2021	Oct. 22, 2020	Aug. 31, 2021	Aug. 25, 2021	Feb. 28, 2021	Nov. 17, 2020	Oct. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Jul. 31, 2021	Jan. 31, 2021	Jun. 30, 2020
Related Party Transactions (Details) [Line Items]
Number of shares cancelled											1,355,000
Founder Shares, description														The Founder Shares include an aggregate of up to 562,500 shares subject to forfeiture by Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Founders and Anchor Investors will collectively own 20% of the Company’s issued and outstanding shares after the Public Offering (assuming the Founders or Anchor Investors do not purchase any Public Shares in the Public Offering).
Common stock shares subscribed but unissued				500													500
Common stock value subscriptions				$ 5
Accounts Payable, Related Parties, Current																$ 47,475
Outstanding loan balance repaid															$ 7,038,038
Subscriptions receivable															1,690,351		$ 5
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Reclassification of account payable Related party debt to related party loan payable						$ 47,475
Subsequent Event [Member] | Loan Agreement [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument face amount			$ 900,000
Related party debt interest rate			0.30%
Related party maturity date			Feb. 08, 2022
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Number of shares cancelled									62,500
Anchor Investors [Member]
Related Party Transactions (Details) [Line Items]
Number of shares cancelled											1,355,000
Value of shares forfeited (in Dollars)											$ 7,855
Bitfury Top HoldCo [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares subscribed but unissued				500
Common stock value subscriptions				$ 5
Common stock, shares subscribed				200,000,000
Subscriptions receivable															$ 1,700,000
Bitfury Top HoldCo [Member] | Loan Agreement [Member]
Related Party Transactions (Details) [Line Items]
Reclassification of account payable Related party debt to related party loan payable		$ 47,475
Debt Instrument face amount			$ 100,000
Due to Related Parties, Current		$ 7,000,000.0														4,864,316
Related party debt interest rate		2.50%	0.30%												2.50%
Related Party Debt Accrued Interest															$ 26,823	$ 1,961
Related party maturity date		Aug. 31, 2021
Outstanding loan balance repaid	$ 7,000,000.0
Bitfury Top HoldCo [Member] | Subsequent Event [Member] | Loan Agreement [Member]
Related Party Transactions (Details) [Line Items]
Reclassification of account payable Related party debt to related party loan payable							$ 47,475
Due to Related Parties, Current		$ 7,038,038					7,038,038
Related party debt interest rate		2.50%
Payments made By related party on behalf of entity							$ 2,173,722
Related party maturity date		Aug. 31, 2021
Bitfury Top HoldCo [Member] | Private Placement [Member] | Loan Agreement [Member]
Related Party Transactions (Details) [Line Items]
Consideration Received on Transaction	$ 60,000,000.0
GOOD WORKS ACQUISITION CORP. [Member]
Related Party Transactions (Details) [Line Items]
Value of founder shares issued (in Dollars)														$ 25,000
Number of shares cancelled											1,355,000
Share price (in Dollars per share)													$ 12.00	$ 9.95
Number of shares issued										562,500			750,000	750,000
Issued and outstanding shares, percentage										20.00%		20.00%
Initial Stockholders, description													(1) one year after the completion of the Business Combination and (2) the date on which the Company consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction after the Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of our common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.	(1) one year after the completion of the Business Combination and (2) the date on which the Company consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction after the Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of our common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Working capital loans (in Dollars)														$ 1,500,000
Rental expense (in Dollars)													$ 10,000	$ 10,000
Principal amount (in Dollars)																		$ 432,500
Promissory note (in Dollars)					$ 135,000
Unit price (in Dollars per share)														$ 10.00
Consideration Received on Transaction													$ 375,000,000
GOOD WORKS ACQUISITION CORP. [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchased shares												4,312,500
Value of founder shares issued (in Dollars)												$ 25,000
Number of shares issued								750,000
GOOD WORKS ACQUISITION CORP. [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchased shares													2,250,000	2,250,000
Number of shares cancelled									62,500
Unit price (in Dollars per share)													$ 10.00	$ 10.00
GOOD WORKS ACQUISITION CORP. [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchased shares					228,000
Share price (in Dollars per share)													$ 9.95	$ 9.95
Unit price (in Dollars per share)					$ 10.00
GOOD WORKS ACQUISITION CORP. [Member] | Anchor Investors [Member]
Related Party Transactions (Details) [Line Items]
Number of shares cancelled											1,355,000
Value of shares forfeited (in Dollars)											$ 7,855
Share price (in Dollars per share)											$ 0.006
GOOD WORKS ACQUISITION CORP. [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued										562,500
GOOD WORKS ACQUISITION CORP. [Member] | GW Sponsor 2 [Member]
Related Party Transactions (Details) [Line Items]
Value of founder shares issued (in Dollars)										$ 163,125
Number of shares issued										562,500